EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS/(LOSS) PER SHARE [Abstract]
EARNINGS/(LOSS) PER SHARE
21.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated as follows:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders – Basic (1)	(1,542,422,068)	188,011,825	673,025,055
Elimination of convertible senior notes interest on assumed conversion	-	-	64,960,833
Elimination of exchange gain on convertible senior notes on assumed conversion	-	-	5,862,093
Elimination of change in fair value of convertible senior notes on assumed conversion	-	-	(150,790,707)
Net (loss)/income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders – Diluted	(1,542,422,068)	188,011,825	593,057,274

Denominator:
Denominator for basic calculation - weighted average number of ordinary shares outstanding	88,752,706	94,018,394	122,980,870
Dilutive effects of share options	-	2,017,591	3,934,741
Assumed conversion of convertible senior notes	-	-	26,870,920
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	88,752,706	96,035,985	153,786,531

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(17.38)	2.00	5.47
Diluted (loss)/earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(17.38)	1.96	3.86

As disclosed in Note 6, redeemable non-controlling Interests, JinkoSolar Power issued redeemable convertible preferred shares, which are accounted for as redeemable non-controlling interest and are accreted from the initial carrying value to the ultimate redemption price on the earliest possible redemption date. For the year ended December 31, 2014, accretion of RMB 52,320,700 for redeemable non-controlling interests was recorded as a charge to decrease net income to arrive at net income attributable to JinkoSolar Holding's ordinary shareholders. After the accretion, JinkoSolar Power has a net deficit for 2014 and there was no remaining earnings attributable to its redeemable convertible preferred shares,

For the year ended December 31, 2012 and 2013, the convertible senior notes were not included in the calculation of diluted EPS because of their anti-dilutive effect.

For the year ended December 31, 2012, the Company was in the loss situation, therefore the share options were not included in the computation of diluted EPS because of their anti-dilutive effect.